GOODWILL AND OTHER INTANGIBLE ASSETS, Goodwill (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-Lived Intangible Assets [Abstract]
Goodwill	$ 36,259,666	$ 36,259,666
Total indefinite lives	36,259,666
Trade Name [Member]
Indefinite-Lived Intangible Assets [Abstract]
Indefinite-lived intangible assets	$ 0
Predecessor Company [Member]
Indefinite-Lived Intangible Assets [Abstract]
Goodwill		$ 0	$ 0	$ 0	$ 0
Total indefinite lives			5,300,000
Predecessor Company [Member] | Trade Name [Member]
Indefinite-Lived Intangible Assets [Abstract]
Indefinite-lived intangible assets			$ 5,300,000